UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-10603

Name of Fund:	Western Asset Premier Bond Fund

Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:
Richard M. Wachterman
Western Asset Premier Bond Fund
100 Light Street, 32nd Floor
Baltimore, MD 21202

Registrant’s telephone number, including area code:
1-800-368-2558

Date of fiscal year end:
12/31/2006

Date of reporting period:
07/01/2005 – 06/30/2006

Item 1 – Proxy Voting Record:

Item 1 – Proxy Voting Record – The Fund held no voting securities during the period covered by this report. No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ James W. Hirschmann III

James W. Hirschmann III,
President of Western Asset Premier Bond Fund

Date:	August 25, 2006